American Funds U.S. Small and Mid Cap Equity
Fund
Investment portfolio
November 30, 2025
unaudited

Common stocks 97.35% Financials 22.77%	Shares	Value (000)
Capital One Financial Corp.	17,967	$3,936
Brown & Brown, Inc.	41,007	3,298
Fifth Third Bancorp	59,848	2,601
RenaissanceRe Holdings, Ltd.	9,196	2,402
Victory Capital Holdings, Inc., Class A	37,719	2,372
KeyCorp	109,088	2,005
LPL Financial Holdings, Inc.	4,485	1,597
StepStone Group, Inc., Class A	24,696	1,560
Hamilton Lane, Inc., Class A	9,968	1,235
Affirm Holdings, Inc., Class A (a)	15,988	1,134
TPG, Inc., Class A	19,110	1,129
WEX, Inc. (a)	7,244	1,075
Radian Group, Inc.	26,224	932
Ally Financial, Inc.	14,738	609
Ameriprise Financial, Inc.	1,331	607
Artisan Partners Asset Management, Inc., Class A	14,144	587
Tradeweb Markets, Inc., Class A	5,158	561
Accelerant Holdings, Class A (a)(b)	37,863	552
Arthur J. Gallagher & Co.	2,051	508
Citizens Financial Group, Inc.	8,788	475
Essent Group, Ltd.	6,374	400
Blue Owl Capital, Inc., Class A	21,067	316
Figure Technology Solutions, Inc. (a)	8,645	313
Kinsale Capital Group, Inc.	761	293
Fiserv, Inc. (a)	4,364	268
GQG Partners, Inc. (CDI)	26,974	33
		30,798
Industrials 20.56%
XPO, Inc. (a)	16,341	2,321
Comfort Systems USA, Inc.	2,111	2,062
Crane Co.	10,548	1,933
Ingersoll-Rand, Inc.	22,849	1,836
United Rentals, Inc.	2,172	1,771
Karman Holdings, Inc. (a)	23,510	1,576
Bloom Energy Corp., Class A (a)	12,994	1,419
AGCO Corp.	11,825	1,253
Generac Holdings, Inc. (a)	7,173	1,088
APi Group Corp. (a)	25,378	1,004
ATI, Inc. (a)	9,944	1,002
Core & Main, Inc., Class A (a)	20,031	968
SiteOne Landscape Supply, Inc. (a)	6,981	937
AMETEK, Inc.	4,309	853
PACCAR, Inc.	6,348	669
Applied Industrial Technologies, Inc.	2,569	665
CSW Industrials, Inc.	1,988	541
American Funds U.S. Small and Mid Cap Equity Fund — Page 1 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
The Toro Co.	7,531	$525
Copart, Inc. (a)	13,304	519
Builders FirstSource, Inc. (a)	4,591	515
FTAI Aviation, Ltd.	2,858	495
HEICO Corp.	1,513	480
Kadant, Inc.	1,631	454
L3Harris Technologies, Inc.	1,611	449
ESCO Technologies, Inc.	2,100	447
VSE Corp.	2,353	424
Graco, Inc.	4,382	361
Oshkosh Corp.	2,363	303
Fluor Corp. (a)	6,509	279
Robert Half, Inc.	9,647	261
United Parcel Service, Inc., Class B	2,376	228
CBIZ, Inc. (a)	3,429	167
		27,805
Consumer discretionary 15.71%
Hilton Worldwide Holdings, Inc.	8,331	2,375
YUM! Brands, Inc.	15,121	2,317
Vail Resorts, Inc.	14,299	2,005
LKQ Corp.	50,803	1,508
Aptiv Holdings, Ltd. (a)	18,939	1,469
General Motors Co.	15,342	1,128
Five Below, Inc. (a)	5,998	989
Bright Horizons Family Solutions, Inc. (a)	8,151	838
TopBuild Corp. (a)	1,736	786
Wingstop, Inc. (b)	2,864	758
Flutter Entertainment PLC (a)	3,361	702
Adtalem Global Education, Inc. (a)	7,426	687
D.R. Horton, Inc.	4,177	664
Darden Restaurants, Inc.	3,552	638
Murphy USA, Inc.	1,302	501
Toll Brothers, Inc.	3,427	479
Cavco Industries, Inc. (a)	750	447
Chewy, Inc., Class A (a)	12,110	421
Royal Caribbean Cruises, Ltd.	1,518	404
Texas Roadhouse, Inc.	2,287	401
Brinker International, Inc. (a)	2,459	378
Chipotle Mexican Grill, Inc. (a)	9,946	343
AutoZone, Inc. (a)	75	297
SharkNinja, Inc. (a)	2,708	264
Polaris, Inc.	3,665	243
CAVA Group, Inc. (a)	3,233	158
Stubhub Holdings, Inc., Class A (a)(b)	4,423	52
		21,252
Information technology 10.64%
Ingram Micro Holding Corp.	89,909	1,925
Lumentum Holdings, Inc. (a)	4,994	1,624
Fabrinet, non-registered shares (a)	3,359	1,543
Keysight Technologies, Inc. (a)	7,025	1,391
Ciena Corp. (a)	5,512	1,126
Flex, Ltd. (a)	18,428	1,089
Procore Technologies, Inc. (a)	11,859	878
American Funds U.S. Small and Mid Cap Equity Fund — Page 2 of 6

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MongoDB, Inc., Class A (a)	2,456	$816
Vontier Corp.	22,304	809
Fair Isaac Corp. (a)	433	782
Cloudflare, Inc., Class A (a)	3,321	665
Snowflake, Inc. (a)	1,619	407
EPAM Systems, Inc. (a)	1,862	348
RingCentral, Inc., Class A (a)	11,063	312
Clearwater Analytics Holdings, Inc., Class A (a)	11,682	258
CoreWeave, Inc., Class A (a)	2,235	163
Figma, Inc. (a)(b)	4,018	145
Via Transportation, Inc., Class A (a)	3,200	112
		14,393
Health care 8.76%
Ionis Pharmaceuticals, Inc. (a)	20,078	1,661
Exact Sciences Corp. (a)	10,031	1,016
Illumina, Inc. (a)	7,438	978
Align Technology, Inc. (a)	6,214	915
Cooper Cos., Inc. (a)	9,511	741
Halozyme Therapeutics, Inc. (a)	9,531	680
Doximity, Inc., Class A (a)	12,328	634
Hims & Hers Health, Inc., Class A (a)(b)	15,174	603
Veeva Systems, Inc., Class A (a)	2,447	588
NewAmsterdam Pharma Co. NV (a)	13,741	567
Natera, Inc. (a)	2,309	551
Alignment Healthcare, Inc. (a)	26,182	503
Penumbra, Inc. (a)	1,710	501
IQVIA Holdings, Inc. (a)	2,038	469
Regeneron Pharmaceuticals, Inc.	519	405
Centessa Pharmaceuticals PLC (ADR) (a)(b)	12,632	367
Krystal Biotech, Inc. (a)	1,233	269
Zimmer Biomet Holdings, Inc.	2,756	269
Alnylam Pharmaceuticals, Inc. (a)	276	125
		11,842
Consumer staples 7.24%
US Foods Holding Corp. (a)	41,384	3,256
Monster Beverage Corp. (a)	23,238	1,743
e.l.f. Beauty, Inc. (a)	16,039	1,222
Casey’s General Stores, Inc.	1,587	905
Dollar General Corp.	6,888	754
Estee Lauder Cos., Inc. (The), Class A	5,721	538
Keurig Dr Pepper, Inc.	16,507	461
Maplebear, Inc. (a)	9,477	398
Constellation Brands, Inc., Class A	2,431	331
The Campbell’s Co.	5,978	182
		9,790
Real estate 2.72%
Simon Property Group, Inc. REIT	9,323	1,737
Essex Property Trust, Inc. REIT	3,105	819
Crown Castle, Inc. REIT	6,956	635
Mid-America Apartment Communities, Inc. REIT	3,542	481
		3,672
American Funds U.S. Small and Mid Cap Equity Fund — Page 3 of 6

unaudited
Common stocks (continued) Energy 2.61%	Shares	Value (000)
Diamondback Energy, Inc.	8,003	$1,221
Baker Hughes Co., Class A	18,944	951
Viper Energy, Inc., Class A	11,407	417
Permian Resources Corp., Class A	26,067	378
SLB, Ltd.	8,673	314
EOG Resources, Inc.	2,335	252
		3,533
Communication services 2.37%
ROBLOX Corp., Class A (a)	20,113	1,911
Live Nation Entertainment, Inc. (a)	5,153	677
Take-Two Interactive Software, Inc. (a)	1,611	397
Charter Communications, Inc., Class A (a)	1,076	215
		3,200
Utilities 2.09%
Exelon Corp.	41,221	1,942
NRG Energy, Inc.	4,435	752
FirstEnergy Corp.	2,917	139
		2,833
Materials 1.88%
International Paper Co.	27,145	1,072
Element Solutions, Inc.	23,748	615
Perpetua Resources Corp. (a)	22,759	586
Corteva, Inc.	4,066	274
		2,547
Total common stocks (cost: $120,733,000)		131,665
Short-term securities 3.45% Money market investments 2.49%
Capital Group Central Cash Fund 3.94% (c)(d)	33,767	3,376
Money market investments purchased with collateral from securities on loan 0.96%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.88% (c)(e)	335,834	336
Capital Group Central Cash Fund 3.94% (c)(d)(e)	2,600	260
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.88% (c)(e)	100,000	100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.85% (c)(e)	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 3.84% (c)(e)	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.83% (c)(e)	100,000	100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.90% (c)(e)	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.91% (c)(e)	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(e)	100,000	100
		1,296
Total short-term securities (cost: $4,672,000)		4,672
Total investment securities 100.80% (cost: $125,405,000)		136,337
Other assets less liabilities (0.80)%		(1,084)
Net assets 100.00%		$135,253
American Funds U.S. Small and Mid Cap Equity Fund — Page 4 of 6

unaudited
Investments in affiliates (d)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.69%
Money market investments 2.50%
Capital Group Central Cash Fund 3.94% (c)	$3,874	$17,229	$17,726	$— (f)	$(1)	$3,376	$53
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 3.94% (c)(e)	480		220			260	—
Total 2.69%				$—	$(1)	$3,636	$53

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 11/30/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds U.S. Small and Mid Cap Equity Fund — Page 5 of 6

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of November 30, 2025, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-210-0126
American Funds U.S. Small and Mid Cap Equity Fund — Page 6 of 6